FLIGHT EQUIPMENT HELD FOR OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2015
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Flight Equipment Held for Operating Lease
Flight equipment held for operating lease consists of the following:

	December 31, 2015	December 31, 2014
	(Dollars in thousands)
		As restated
Cost	$3,059,974	$4,257,114
Accumulated depreciation	(474,548)	(700,230)
Flight equipment held for operating lease, net	$2,585,426	$3,556,884

Flight Equipment Held for Operating Lease by Geographic Region
The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows:

	December 31, 2015		December 31, 2014
	(Dollars in thousands)
			As restated	As restated
Europe:
United Kingdom	$244,179	9%	$375,178	10%
Turkey	171,861	7%	270,037	8%
Other	359,929	14%	610,626	17%
Europe — Total	775,969	30%	1,255,841	35%
Asia and South Pacific:
Philippines	289,558	11%	450,090	13%
China	221,576	9%	287,374	8%
India	208,009	8%	148,283	4%
Other	224,015	8%	446,489	13%
Asia and South Pacific — Total	943,158	36%	1,332,236	38%
Mexico, South and Central America:
Chile	89,406	4%	247,165	7%
Other	87,561	3%	165,858	5%
Mexico, South and Central America — Total	176,967	7%	413,023	12%
North America:
United States	218,363	9%	300,401	8%
Other	57,906	2%	60,780	2%
North America — Total	276,269	11%	361,181	10%
Middle East and Africa:
Ethiopia	342,736	13%	25,471	1%
Other	51,056	2%	84,516	2%
Middle East and Africa — Total	393,792	15%	109,987	3%
Off-Lease — Total	19,271	1%	84,616	2%
Total flight equipment held for operating lease, net	$2,585,426	100%	$3,556,884	100%

Operating Lease Revenue by Geographic Region
The distribution of operating lease revenue by geographic region for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	(Dollars in thousands)
			As restated	As restated	As restated	As restated
Europe:
United Kingdom	$50,742	12%	$46,281	11%	$48,668	14%
Turkey	29,847	7%	27,069	7%	13,702	4%
Russia	24,095	6%	9,017	2%	10,288	3%
Other	73,872	17%	73,660	19%	79,359	22%
Europe — Total	178,556	42%	156,027	39%	152,017	43%
Asia and South Pacific:
Philippines	38,677	9%	12,947	3%	—	—
China	37,943	9%	47,049	12%	41,332	12%
India	19,572	4%	32,675	8%	19,854	6%
Other	39,056	9%	45,855	11%	32,840	9%
Asia and South Pacific — Total	135,248	31%	138,526	34%	94,026	27%
Mexico, South and Central America:
Chile	24,336	6%	28,116	7%	10,055	3%
Other	16,732	4%	21,733	5%	33,013	9%
Mexico, South and Central America — Total	41,068	10%	49,849	12%	43,068	12%
North America:
United States	37,316	9%	41,531	10%	40,482	12%
Other	6,380	1%	3,429	1%	3,891	1%
North America — Total	43,696	10%	44,960	11%	44,373	13%
Middle East and Africa:
Ethiopia	22,808	5%	4,501	1%	4,416	1%
Other	8,315	2%	12,700	3%	13,892	4%
Middle East and Africa — Total	31,123	7%	17,201	4%	18,308	5%
Total Operating Lease Revenue	$429,691	100%	$406,563	100%	$351,792	100%

Contracted Future Minimum Rental Payments Due Under Non-Cancellable Operating Leases
Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2015. For leases that have floating rental rates based on either the one, three or six-month LIBOR, the future minimum rental payments due assume that the rental payment due as of December 31, 2015 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2016	281,051
2017	262,705
2018	229,243
2019	191,089
2020	168,381
Thereafter	602,852
Future minimum rental payments under operating leases	$1,735,321

Amortization of Lease Incentives
At December 31, 2015, lease incentive amortization for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2016	$13,803
2017	13,484
2018	10,716
2019	7,351
2020	4,324
Thereafter	2,672
Future amortization of lease incentives	$52,350